Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details)											12 Months Ended
	Feb. 22, 2016 $ / shares shares	Dec. 24, 2015 USD ($) $ / shares	Apr. 15, 2015 shares	Jun. 18, 2014 shares	Jun. 16, 2014 $ / shares shares	Jun. 16, 2014 $ / shares shares	Jun. 11, 2014 $ / shares shares	Jun. 06, 2014 USD ($) $ / shares shares	Apr. 21, 2014	Mar. 19, 2014 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Common Stock, Shares, Outstanding											2,077,895	1,896,998
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares											$ 0.01	$ 0.01
Number of Share Purchase Agreements										4
Stock Issued During Period, Shares, New Issues				66,000				1,000,000		583,321
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							330,000	5,000,000			4,743,700
Share Price (in Dollars per share) | $ / shares					$ 21.10	$ 21.10	$ 18.50	$ 20.00
Class of Warrant or Right, Price Per Warrants or Rights (in Dollars per share) | $ / shares								0.00001
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 2.80			$ 25.00	$ 25.00		$ 25.00				$ 2.80
Class of Warrant or Right, Expiration Term								5 years				5 years
Warrant Option to Purchase Common Share (in Dollars) | $		$ 0.89						$ 0.10
Proceeds from Issuance or Sale of Equity (in Dollars) | $								$ 21,320,000
Fair Value Assumptions, Expected Volatility Rate					87.55%						88.47%	90.49%
Warrant Fair Value Difference (in Dollars) | $												$ 0.21
Fair Value Assumptions, Expected Term					2 years
Class of Warrant or Right, Outstanding											5,330,000
Class of Warrant or Right, Exercised During Period											0
Payments of Dividends (in Dollars) | $											$ 0	0	$ 0
Forty Five Day Option [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Option to Purchase Additional Shares								150,000
Option to Purchase Additional Warrants								750,000
September Fifteenth Twenty Fourteen [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					40,000	40,000
Warrant Fair Value (in Dollars per share) | $ / shares						$ 0.95
March Fifteenth Twenty Fifteen [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					40,000	40,000
Dilution Effect [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Warrant Fair Value (in Dollars per share) | $ / shares							1.22	$ 1.36
Warrant Fair Value Difference (in Dollars) | $												$ 0.17
Fair Value Estimate [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Warrant Fair Value (in Dollars per share) | $ / shares							$ 1.55	1.34
Subsequent Event [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Common Stock, Shares, Outstanding	3,433,711
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.01
AEGIS Capital Corp [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											30,000
Share Price (in Dollars per share) | $ / shares								20.00
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares								$ 25.00
Class of Warrant or Right, Expiration Term								5 years
Fair Value Assumptions, Expected Volatility Rate								92.82%
Fair Value Assumptions, Expected Term								4 years
Class of Warrant or Right, Outstanding											300,000
AEGIS Capital Corp [Member] | Subsequent Event [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	30,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 25.00
Third Party Investor Relations Company [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					80,000	80,000					0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 25.00	$ 25.00
Class of Warrant or Right, Expiration Term					2 years
Third Party Investor Relations Company [Member] | March Fifteenth Twenty Fifteen [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Warrant Fair Value (in Dollars per share) | $ / shares						$ 1.05
Stock Incentive Plan 2015 [Member] | Restricted Stock [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											183,000
Stock Incentive Plan 2015 [Member] | Restricted Stock [Member] | Nominee of Central Mare [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			183,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vesting Period			8 years
Warrant Liability [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Derivative Liability (in Dollars) | $								$ 6,477,000
Reverse Stock Split [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio									7
Reverse Stock Split [Member] | Subsequent Event [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	10